Order fulfilment cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Order fulfilment cost
Courier costs	€ 2,517	€ 727	€ 70
Order processing costs	406	193	41
Order fulfilment costs	€ 2,923	€ 920	€ 111